DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
22.	DISCONTINUED OPERATIONS

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as a component of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

Reconciliation of the carrying amounts of major classes of assets and liabilities classified as discontinued operations in the consolidated balance sheets.

	December 31,
	2016	2015

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$-	$9,207
Accounts receivable, net	-	602,037
Other receivables, net	-	6,057
Advances to suppliers – third parties	-	40,675
Due from related party		38,792
Inventories, net	-	-
Total Current Assets	-	696,768

Property and equipment, net	-	494,184
Long-term prepaid expense	-	18,889
Total Assets	$-	$1,209,841

LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable	$-	$400,708
Advances from customers	-	75,432
Accrued expenses and other current liabilities	-	194,669
Taxes payable	-	683
Total Current Liabilities	$-	$671,492

Reconciliation of the Carrying Amounts of Major Classes of Net Income (Loss) from Operations to be Disposed Classified as discontinued operations in the Consolidated Statements of Operations and Comprehensive Loss.

	For the Years Ended
	December 31,
	2016	2015	2014
			(restated)
Revenues	$329,119	$947,732	$14,911,808

Costs of revenue	(338,110)	(2,698,808)	(13,199,592)

Gross profit (loss)	(8,991)	(1,751,076)	1,712,216

Service incomes	3,244	208,303	317,600
Service expenses	(5,497)	(198,745)	(16,342)
General and administrative expenses	(76,024)	(866,260)	(1,480,063)
Provision for doubtful accounts	-	(618,290)	(22,001,332)
Impairment loss for property and equipment	-	-	(1,978,711)
Impairment loss for intangible assets	(18,447)	-	(1,579,495)
Selling expenses	(63,089)	(456,852)	(977,294)

Operating loss	$(168,804)	$(3,682,920)	$(26,003,421)

Loss before provision for income tax	$(167,730)	$(3,663,465)	$(26,003,708)

Provision for income tax expense	(844)	-	-

Net loss from discontinued operations	$(168,574)	$(3,663,465)	$(26,003,708)